Accrued payroll and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current:
Accrued payroll	$ 100,192	$ 75,439
Accrued expenses	7,889	7,789
Other liabilities	7,246	6,695
Accrued payroll and other liabilities, current	115,327	89,923
Non-current:
Phantom RSU award liability	11,236	4,761
Security deposits	6,198	5,460
Other liabilities	291	1,295
Accrued payroll and other liabilities, non-current	28,781	21,900
Initial Franchise Fees
Non-current:
Deferred income	5,070	4,536
Excluding Franchise, Initial Fees
Non-current:
Deferred income	$ 5,986	$ 5,848